LOSS PER SHARE (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 05, 2021	May 25, 2021
LOSS PER SHARE
Loss for the period attributable to equity holders of the Parent Company	₺ (2,907,450)	₺ (2,021,011)	₺ (936,586)
Weighted average number of shares with face value of TRY0.20 each	325,998,000	304,764,000	284,328,000
Basic earnings per share	₺ (8.92)	₺ (6.63)	₺ (3.29)
Diluted earnings per share	(8.92)	(6.63)	(3.29)
Face value	₺ 0.20	₺ 0.2	₺ 1		₺ 0.20
Number of shares issued	325,998,290	325,998,290	56,866,000	325,998,000	284,328,290